STF Tactical Growth & Income ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 100.5%		Shares	Value
Accommodation and Food Services - 0.9%
Marriott International, Inc. - Class A		973	$301,864
Starbucks Corp.		4,050	341,050
			642,914

Administrative, Support, Waste Management, and Remediation Services - 1.8%
Baker Hughes Co.		3,817	173,826
Booking Holdings, Inc.		113	605,152
PayPal Holdings, Inc.		3,758	219,392
PDD Holdings, Inc. - ADR (a)		2,536	287,557
			1,285,927

Information - 24.1%
Adobe, Inc. (a)		1,596	558,584
Airbnb, Inc. - Class A (a)		1,504	204,123
Autodesk, Inc. (a)		783	231,776
Automatic Data Processing, Inc.		1,492	383,787
Cadence Design Systems, Inc. (a)		1,060	331,335
Charter Communications, Inc. - Class A (a)		525	109,594
Comcast Corp. - Class A		13,670	408,596
CoStar Group, Inc. (a)		1,629	109,534
Crowdstrike Holdings, Inc. - Class A (a)		947	443,916
Datadog, Inc. - Class A (a)		1,194	162,372
Electronic Arts, Inc.		890	181,854
Intuit, Inc.		1,001	663,082
Meta Platforms, Inc. - Class A		3,219	2,124,830
Microsoft Corp.		11,107	5,371,567
Netflix, Inc. (a)		15,400	1,443,904
Palantir Technologies, Inc. - Class A (a)		8,373	1,488,301
Shopify, Inc. - Class A (a)		4,787	770,563
Strategy, Inc. - Class A (a)		1,056	160,459
Synopsys, Inc. (a)		753	353,699
Thomson Reuters Corp.		1,601	211,156
T-Mobile US, Inc.		4,002	812,566
Verisk Analytics, Inc.		516	115,424
Warner Bros Discovery, Inc. (a)		8,747	252,089
			16,893,111

Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR (a)		496	54,218

Manufacturing - 51.4% (b)
Advanced Micro Devices, Inc. (a)		6,362	1,362,486
Amgen, Inc.		1,942	635,636
Analog Devices, Inc.		1,809	490,601
Apple, Inc.		22,585	6,139,958
Applied Materials, Inc.		2,859	734,735
ASML Holding NV		320	342,355
AstraZeneca PLC - ADR		2,096	192,685
Axon Enterprise, Inc. (a)		302	171,515
Biogen, Inc. (a)		567	99,786
Broadcom, Inc.		11,422	3,953,154
Cintas Corp.		1,531	287,935
Cisco Systems, Inc.		14,632	1,127,103
Coca-Cola Europacific Partners PLC		1,609	145,936
Dexcom, Inc. (a)		1,449	96,170
Fortinet, Inc. (a)		2,886	229,177
GE HealthCare Technologies, Inc.		1,711	140,336
Gilead Sciences, Inc.		4,443	545,334
GLOBALFOUNDRIES, Inc. (a)		1,948	68,024
Honeywell International, Inc.		2,300	448,707
Intel Corp. (a)		16,497	608,739
Intuitive Surgical, Inc. (a)		1,333	754,958
Keurig Dr Pepper, Inc.		4,620	129,406
KLA Corp.		502	609,970
Kraft Heinz Co.		4,301	104,299
Lam Research Corp.		4,701	804,717
Linde PLC		1,723	734,670
Microchip Technology, Inc.		2,018	128,587
Micron Technology, Inc.		4,242	1,210,709
Mondelez International, Inc. - Class A		4,621	248,749
Monster Beverage Corp. (a)		3,492	267,732
NVIDIA Corp.		37,335	6,962,978
NXP Semiconductors NV		961	208,595
ON Semiconductor Corp. (a)		1,522	82,416
PACCAR, Inc.		1,887	206,645
Palo Alto Networks, Inc. (a)		2,553	470,263
PepsiCo, Inc.		4,511	647,419
QUALCOMM, Inc.		4,017	687,108
Regeneron Pharmaceuticals, Inc.		377	290,995
Roper Technologies, Inc.		395	175,826
Tesla, Inc. (a)		5,469	2,459,519
Texas Instruments, Inc.		3,430	595,071
Vertex Pharmaceuticals, Inc. (a)		956	433,412
			36,034,416

Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.		1,111	167,017

Professional, Scientific, and Technical Services - 10.6%
Alphabet, Inc. - Class A		8,492	2,657,996
Alphabet, Inc. - Class C		7,937	2,490,631
AppLovin Corp. - Class A (a)		1,185	798,477
Atlassian Corp. - Class A (a)		572	92,744
CDW Corp.		510	69,462
Cognizant Technology Solutions Corp. - Class A		1,831	151,973
IDEXX Laboratories, Inc. (a)		288	194,841
Marvell Technology, Inc.		3,338	283,663
Paychex, Inc.		1,287	144,376
Take-Two Interactive Software, Inc. (a)		675	172,820
Trade Desk, Inc. - Class A (a)		1,758	66,734
Workday, Inc. - Class A (a)		780	167,528
Zscaler, Inc. (a)		596	134,052
			7,425,297

Retail Trade - 9.1%
Amazon.com, Inc. (a)		16,228	3,745,747
Costco Wholesale Corp.		1,556	1,341,801
DoorDash, Inc. - Class A (a)		1,502	340,173
Lululemon Athletica, Inc. (a)		446	92,683
MercadoLibre, Inc. (a)		195	392,781
O'Reilly Automotive, Inc. (a)		3,002	273,813
Ross Stores, Inc.		1,153	207,701
			6,394,699

Transportation and Warehousing - 0.5%
CSX Corp.		6,628	240,265
Old Dominion Freight Line, Inc.		814	127,635
			367,900

Utilities - 1.3%
American Electric Power Co., Inc.		1,913	220,588
Constellation Energy Corp.		1,084	382,945
Exelon Corp.		3,613	157,490
Xcel Energy, Inc.		2,207	163,009
			924,032

Wholesale Trade - 0.5%
Copart, Inc. (a)		3,521	137,847
Fastenal Co.		4,640	186,203
			324,050
TOTAL COMMON STOCKS (Cost $60,610,956)			70,513,581

PURCHASED OPTIONS - 0.5% (a)	Notional Amount	Contracts	Value
Call Options - 0.5%
NASDAQ 100 Index, Expiration: 01/16/2026; Exercise Price: $25,750.00 (c)(d)(e)	68,174,595	27	349,245
TOTAL PURCHASED OPTIONS (Cost $569,342)			349,245

TOTAL INVESTMENTS - 101.0% (Cost $61,180,298)			70,862,826
Liabilities in Excess of Other Assets - (1.0)%			(694,050)
TOTAL NET ASSETS - 100.0%			$70,168,776

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.

STF Tactical Growth & Income ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.6)%	Notional Amount	Contracts	Value
Call Options - (1.6)%
NASDAQ 100 Index, Expiration: 01/16/2026; Exercise Price: $25,175.00 (a)(b)	$(68,174,595)	(27)	$(1,105,110)
TOTAL WRITTEN OPTIONS (Premiums received $1,309,203)			$(1,105,110)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

STF Tactical Growth & Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$70,513,581	$–	$–	$70,513,581
Purchased Options	–	349,245	–	349,245
Total Investments	$70,513,581	$349,245	$–	$70,862,826

Liabilities:
Investments:
Written Options	$–	$(1,105,110)	$–	$(1,105,110)
Total Investments	$–	$(1,105,110)	$–	$(1,105,110)

Refer to the Schedule of Investments for further disaggregation of investment categories.